Segment Disclosure	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Disclosure	Segment Disclosure
Operating segments are determined by the way information is reported and used by the Company's Chief Operating Decision Maker ("CODM") to review operating performance. The Company monitors the operating results of its operating segments independently for the purpose of making decisions about resource allocation and performance assessment.

The Company’s reporting segments include its three operating mines in Brazil, the Caraíba Operations, the Tucumã Operation, and the Xavantina Operations, and its corporate head office in Canada. Significant information relating to the Company's reportable segments is summarized in the tables below:

Year ended December 31, 2025	Caraíba (Brazil)	Tucumã (Brazil)	Xavantina (Brazil)	Corporate and Other	Consolidated

Revenue	$358,289	$261,447	$166,108	$—	$785,844

Cost of production	(188,765)	(65,193)	(37,900)	—	(291,858)
Depreciation and depletion	(76,478)	(17,360)	(20,325)	—	(114,163)
Sales expense	(8,139)	(20,143)	(5,842)	—	(34,124)
Other expense	(1,070)	—	—	—	(1,070)
Cost of sales	(274,452)	(102,696)	(64,067)	—	(441,215)

Gross profit	83,837	158,751	102,041	—	344,629

Expenses
General and administrative	(20,198)	(10,202)	(6,736)	(12,315)	(49,451)
Share-based compensation	—	—	—	(24,580)	(24,580)
Operating income (loss)	$63,639	$148,549	$95,305	$(36,895)	$270,598

Capital expenditures(1)	176,577	47,119	28,038	21,308	273,042

Assets
Current	$82,230	$91,466	$90,087	$12,429	276,212
Non-current	1,015,424	476,957	119,617	35,668	1,647,666
Total Assets	$1,097,654	$568,423	$209,704	$48,097	$1,923,878
Total Liabilities	$152,880	$37,099	$176,287	$619,750	$986,016

(1)    Capital expenditures include additions to mineral properties, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs, capitalized depreciation expense, capitalized borrowing costs, and additions of right-of-use assets.

During the year ended December 31, 2025, the Company had seven significant customers (December 31, 2024 - six), including four copper customers (December 31, 2024 - four) and three gold customers (December 31, 2024 - two).

Year ended December 31, 2024	Caraíba (Brazil)	Tucumã (Brazil)	Xavantina (Brazil)	Corporate and Other	Consolidated

Revenue	$311,777	$31,179	$127,303	$—	$470,259

Cost of production	(158,006)	(4,805)	(30,055)	—	(192,866)
Depreciation and depletion	(65,194)	(149)	(20,390)	—	(85,733)
Sales expense	(7,443)	(1,695)	(1,969)	—	(11,107)
Cost of sales	(230,643)	(6,649)	(52,414)	—	(289,706)

Gross profit	81,134	24,530	74,889	—	180,553

Expenses
General and administrative	(26,044)	(2,172)	(6,545)	(14,837)	(49,598)
Share-based compensation	—	—	—	(9,983)	(9,983)
Write-down of exploration and evaluation asset	(1,299)	—	—	(10,752)	(12,051)
Operating income (loss)	$53,791	$22,358	$68,344	$(35,572)	$108,921

Capital expenditures(1)	165,681	126,782	24,625	7,847	324,935

Assets
Current	$65,116	$16,600	$12,691	$47,383	141,790
Non-current	818,324	400,889	85,013	12,012	1,316,238
Total Assets	$883,440	$417,489	$97,704	$59,395	$1,458,028
Total Liabilities	$166,730	$40,174	$85,448	$574,602	866,954

(1)    Capital expenditures include additions to mineral properties, plant and equipment and additions to exploration and evaluation asset, net of non-cash additions such as change in estimates to mine closure costs, capitalized depreciation expense, capitalized borrowing costs, and additions of right-of-use assets.